Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class 1
Trading Symbol	LMPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1	$49	0.95%
[1]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 593,371,091
Holdings Count | $ / shares	129
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class A
Trading Symbol	CFIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$61	1.18%
[3]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Net Assets	$ 593,371,091
Holdings Count | $ / shares	129
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class C
Trading Symbol	SILLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$98	1.91%
[5]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.91%
Net Assets	$ 593,371,091
Holdings Count | $ / shares	129
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class I
Trading Symbol	SMYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I	$48	0.94%
[7]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 593,371,091
Holdings Count | $ / shares	129
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class IS
Trading Symbol	SMYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IS	$42	0.82%
[9]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 593,371,091
Holdings Count | $ / shares	129
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$593,371,091
Total Number of Portfolio Holdings	129
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.